Financial obligations - Total financial obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial obligations
Beginning balance	$ 571,688	$ 587,062
New financial obligations	0	161,894	$ 0
New lease obligations	5,213	19,885	0
Disposals of lease obligations	(977)	(5,079)	0
Payments of financial obligations	(38,994)	(186,152)	(45,222)
Payments of obligations for leases	(4,080)	(7,596)	0
Amortization of debt issuance costs in results, note 27(a)	976	2,109	1,024
Accretion expense for leases related to rights in use, nota 27(a)	180	293	0
Effect of amortized cost, note 27(a)	(361)	0	0
Increase of debt issuance costs	(1,992)	(728)	(2,207)
Other minor			384
Final balance	$ 531,653	$ 571,688	$ 587,062